CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
REVENUES
Revenues	$ 31,640	$ 31,640	$ 125,517	$ 61,194
Revenues, Related Party	27,425	27,425	110,000	110,000
TOTAL REVENUES	59,065	59,065	235,517	171,194
COST AND EXPENSES
Research and Development	95,513	35,418	158,138	36,704
Research and Development, Related Party	0	80,275	117,250	0
General and Administrative	8,738	6,658	28,055	119,495
Consulting and Professional Fees	403,680	38,136	221,679	190,765
Rent	15,000	5,000	50,000	25,000
Total Costs and Expenses	522,931	165,487	575,122	371,964
OPERATING INCOME (LOSS)	(463,867)	(106,422)	(339,605)	(200,771)
OTHER INCOME & (EXPENSES)
Interest Income	0	135	455	230
Interest Expense	(17,359)	(35,010)	(138,720)	(316,013)
Interest Expense attributable to Amortization of Discount	0	(22,451)	(71,067)	(51,015)
Penalties	0	0	(300,000)	0
Unrealized Gain ( Loss) on sale of Investment Securities	0	(123,891)	31,433	(632,094)
Gain(Loss) on sale of Investment Securities	0	0	(1,828)	(524,960)
Gain (Loss) on derecognition of Accounts Payable	0	62,700	62,700	0
Derivative Income (Expense)	2,115,806	2,964,939	3,340,683	(4,264,975)
Financing Fees	0	0	(45,500)	0
Legal Settlement	0	0	0	(800,000)
Gain (Loss) on Extinguishment Convertible Debt	1,150	(95,019)	(95,019)	24,365
TOTAL OTHER INCOME (EXPENSE)	2,099,596	2,751,403	2,783,136	(6,564,462)
NET INCOME (LOSS)	1,635,730	2,644,980	2,443,531	(6,765,233)
NET INCOME (LOSS) attributable to common shareholders	$ 1,448,439	$ 2,391,062	$ 2,227,034	$ (6,765,233)
BASIC AND FULLY DILUTED EARNINGS (LOSS) PER SHARE	$ 0.4310	$ 0.001	$ 0.7102	$ (0.0000)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	3,360,540	3,004,636	3,135,846	2,007,696